Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets/(liabilities)
Total net assets	£ 1,536	£ 93
Unfunded pension and post-retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(37)	(42)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	1,573	496
Deficit | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ 0	£ (361)